Related Parties - Summary of Balances and Transactions With Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Current assets	$ 5,756.6	$ 5,875.8
Current liabilities	3,217.3	2,828.8
Non-current assets	4,385.5	4,279.2
Non-current liabilities	4,100.5	4,551.2
Financial results	(203.5)	(43.5)	$ (728.3)
Operating results	(110.5)	201.3	(323.4)
Related parties [member]
Disclosure of transactions between related parties [line items]
Current assets	704.8	468.5
Current liabilities	82.5	176.0
Non-current assets	161.7	20.9
Non-current liabilities	332.9	334.5
Financial results	2.0	(8.7)	(3.8)
Operating results	20.6	(52.7)	(47.7)
Related parties [member] | Banco do Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Current assets	329.0	50.6
Current liabilities		0.0
Non-current assets	73.5
Non-current liabilities		0.0
Financial results	6.2	(1.8)	(1.3)
Related parties [member] | Banco Nacional de Desenvolvimento Econômico e Social – BNDES [member]
Disclosure of transactions between related parties [line items]
Current liabilities	1.3	1.4
Non-current liabilities	300.0	300.5
Financial results	(6.3)	(6.2)	(2.4)
Related parties [member] | Comando da Aeronáutica (Brazilian Air Force) [member]
Disclosure of transactions between related parties [line items]
Current assets	363.1	410.3
Current liabilities	59.9	153.2
Operating results	29.6	(42.0)	(34.0)
Related parties [member] | Exército Brasileiro (Brazilian Army) [member]
Disclosure of transactions between related parties [line items]
Current assets	5.7	2.4
Current liabilities	7.9	1.6
Operating results	2.1	3.3	1.5
Related parties [member] | Embraer Prev - Sociedade de Previdência Complementar [member]
Disclosure of transactions between related parties [line items]
Current liabilities	0.0	4.2
Operating results	(9.7)	(12.0)	(12.0)
Related parties [member] | Ez Air Interior Limited [member]
Disclosure of transactions between related parties [line items]
Current assets	5.2	4.8
Current liabilities	5.2	4.8
Non-current assets	21.7	20.9
Non-current liabilities	21.7	20.9
Related parties [member] | Financiadora de Estudo e Projetos – FINEP [member]
Disclosure of transactions between related parties [line items]
Current liabilities	6.4	8.2
Non-current liabilities	0.0	5.9
Financial results	(0.4)	(0.7)	(0.1)
Related parties [member] | FIP Aeroespacial [member]
Disclosure of transactions between related parties [line items]
Non-current liabilities	11.2	7.2
Financial results		0.0
Related parties [member] | Governo Brasileiro - Bonds (Brazilian government -Bonds) [member]
Disclosure of transactions between related parties [line items]
Current assets	0.1
Non-current assets	66.5
Financial results	2.5
Related parties [member] | Marinha do Brasil (Brazilian Navy) [member]
Disclosure of transactions between related parties [line items]
Current assets	1.7	0.4
Current liabilities	1.8	2.6
Operating results	$ (1.4)	$ (2.0)	$ (3.2)